Other Accounts Receivable (Details) - Schedule of other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other accounts receivable [Abstract]
Government authorities	$ 103	$ 41
Other receivables	183	23
Prepaid expenses	308	11
Other accounts receivables	$ 594	$ 75